Property and Equipment (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property Plant and Equipment [Line Items]
Depreciation expense	$ 219,095		$ 208,746				$ 652,117	$ 539,692	$ 691,373	$ 444,660
Heliogen, Inc. [Member]
Property Plant and Equipment [Line Items]
Depreciation expense		$ 8,000		$ 300,000	$ 32,000	$ 700,000			900,000	2,100,000
Proceeds from sale of property, plant and equipment				500,000	54,000	461,000			906,000
Loss on disposition of property plant equipment				21,000	(200,000)				(300,000)
Property, plant and equipment				3,354,000		$ 3,354,000			$ 3,354,000
Facility Closing [Member] | Heliogen, Inc. [Member]
Property Plant and Equipment [Line Items]
Property, plant and equipment				$ 3,400,000